Related Parties - Summary of Retirement and Former Employee Benefits Granted (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnal Compensation [Line Items]
Retirement	$ 7,233	$ 15,549	$ 12,403
Post-employment	354	349	782
Long-term	3,702	2,698	3,312
Total	$ 11,289	$ 18,596	$ 16,497